Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000095017 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000095017 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000095017 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000095017 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000095017 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000095017 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000095017 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000095017 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000095017 | FR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095017 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095017 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000095017 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000095017 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000095017 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000095017 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000095017 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000095017 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000095017 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000095017 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095017 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000095017 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095017 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000095017 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000095017 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000095017 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000095017 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095017 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000095017 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095017 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095017 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095017 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095019 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000095019 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000095019 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000095019 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000095019 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000095019 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000095019 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000095019 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000095019 | FR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095019 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095019 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000095019 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000095019 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000095019 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000095019 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000095019 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000095019 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000095019 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000095019 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095019 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000095019 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095019 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000095019 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000095019 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000095019 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000095019 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095019 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000095019 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095019 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095019 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095019 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000097634 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097634 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000097634 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097634 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000097634 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097634 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000097634 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097634 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097634 | FR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097634 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097634 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097634 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000097634 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000097634 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000097634 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097634 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000097634 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000097634 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000097634 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097634 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097634 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097634 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000097634 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097634 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097634 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097634 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000097634 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097634 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097634 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000097634 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000097634 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000184719 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000184719 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000184719 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000184719 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000184719 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000184719 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000184719 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000184719 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000184719 | FR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184719 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184719 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000184719 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000184719 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000184719 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000184719 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000184719 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000184719 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000184719 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000184719 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184719 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000184719 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184719 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000184719 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000184719 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000184719 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000184719 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000184719 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184719 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184719 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184719 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000184719 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095023 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000095023 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000095023 | FR_871456992
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000095023 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000095023 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000095023 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000095023 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000095023 | FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000095023 | FR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095023 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095023 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000095023 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000095023 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000095023 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000095023 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000095023 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000095023 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000095023 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000095023 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095023 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000095023 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095023 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000095023 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000095023 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000095023 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000095023 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095023 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000095023 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095023 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095023 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095023 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000097563 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097563 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097563 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097563 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097563 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097563 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000097563 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097563 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097563 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097563 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097563 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000097563 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097563 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097563 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097563 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097563 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097563 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097563 | Electronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097563 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000097563 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000097563 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097563 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097563 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097563 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097563 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000097563 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000097565 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097565 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097565 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097565 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097565 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097565 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000097565 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097565 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097565 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097565 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097565 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000097565 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097565 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097565 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097565 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097565 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097565 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097565 | Electronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097565 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000097565 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000097565 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097565 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097565 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097565 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097565 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000097565 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000097567 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097567 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097567 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097567 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097567 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097567 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000097567 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097567 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097567 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097567 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097567 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000097567 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097567 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097567 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097567 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097567 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097567 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097567 | Electronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097567 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000097567 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000097567 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097567 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097567 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097567 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097567 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000097567 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253702 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253702 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253702 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253702 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253702 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253702 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000253702 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253702 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253702 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253702 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253702 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000253702 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253702 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253702 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253702 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253702 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253702 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253702 | Electronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253702 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000253702 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000253702 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000253702 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253702 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253702 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253702 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253702 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000097569 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097569 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097569 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097569 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097569 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097569 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000097569 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097569 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097569 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097569 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097569 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000097569 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097569 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097569 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097569 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097569 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097569 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097569 | Electronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097569 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000097569 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000097569 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097569 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097569 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097569 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097569 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000097569 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000184720 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000184720 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000184720 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184720 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000184720 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000184720 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000184720 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000184720 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000184720 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000184720 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000184720 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000184720 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000184720 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000184720 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000184720 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000184720 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184720 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000184720 | Electronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184720 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000184720 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000184720 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184720 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184720 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000184720 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000184720 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000184720 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000097570 | FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000097570 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097570 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097570 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000097570 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097570 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000097570 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097570 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097570 | FR_038222105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097570 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000097570 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000097570 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000097570 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097570 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000097570 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000097570 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097570 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097570 | Electronic Equipment & Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097570 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000097570 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000097570 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000097570 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097570 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000097570 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097570 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000097570 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%